Investment Strategy	Jul. 03, 2025
Alpha Architect US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Fund invests primarily in a diverse group of U.S. companies across market sectors, styles (e.g., value or growth), and industry groups or ETFs that provide similar exposure to U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States. The Fund’s investments in other ETFs may be selected for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value), or other factors that help the Fund achieve broad exposure across U.S. equities. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser).
The Fund seeks to achieve broad diversification to U.S. equity markets, including exposure to both dividend and non-dividend paying U.S. companies. The Fund may also invest in ETFs that invest in dividend-paying stocks to support the Fund’s broad exposure to U.S. equities. The Sub-Adviser monitors the Fund’s portfolio to identify stocks or ETFs expected to pay a dividend in the immediate future and evaluates whether to replace such stocks or ETFs prior to their distribution record date as the Sub-Adviser seeks to maintain the Fund’s broad diversification, while taking advantage of proprietary research that suggests that stocks scheduled to pay a dividend should be avoided just prior to the dividend distribution and for at least 30 days after the dividend distribution. The proprietary research further indicates that the demand for dividend-paying stocks prior to the dividend distribution is generally too high (thus driving stock prices above a company’s fundamentals) and the demand for dividend paying stocks after distribution is generally too low (thus driving stock prices below a company’s fundamentals). The Fund seeks to take advantage of this mismatch in supply and demand in the marketplace. While the Sub-Adviser expects to replace certain stocks or ETFs prior to their distribution record date, the Sub-Adviser may elect not to replace a holding that is scheduled to pay a dividend to maintain the portfolio’s diversification, to avoid the costs associated with replacing a holding, or based on other effects that replacing a security would have on the Fund. While the Fund is expected to have a lower yield than it would if the Sub-Adviser did not replace stocks prior to their distribution record date, there is no guarantee that the Sub-Adviser will be successful in its attempt to minimize the Fund’s taxable income.
The Fund’s investment universe typically starts with publicly traded U.S. equity securities, including common and preferred stocks, that have a market capitalization of $1 billion or greater at the time of purchase, excluding business development companies and special purpose acquisition companies (SPACs). The Sub-Adviser generally applies a weighting process that is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share.
As demonstrated by the security selection process and the annual reevaluation process for the Fund’s investment universe, the Fund is structured similarly to a market capitalization weighted index fund. However, the Sub-Adviser will actively manage the Fund’s portfolio to attempt to avoid owning certain dividend-paying stocks or ETFs just prior to the distribution record date and for at least 30 days after the dividend distribution. The Sub-Adviser will generally monitor the Fund’s portfolio holdings at least weekly and will look to replace certain stocks or ETFs expected to pay a dividend in the immediate future. When such replacement trades occur, the additional capital will be reallocated across the Fund’s remaining holdings that are not expected to pay a dividend in the near future, or the Sub-Adviser may replace the portfolio holding with an investment in targeted or broad market ETFs or through investments in options that provide exposure to the broad U.S. market. In addition, the Sub-Adviser will look to buy back the sold stocks approximately 30 to 45 days after the dividend distribution. Investors seeking income should not invest in this Fund. This process seeks to outperform the broad U.S. market, while having a secondary effect of potentially reducing year-end distributions. To help reduce, or possibly eliminate, the Fund’s year-end distributions, the Fund intends to conduct most of its redemptions through in-kind transactions of securities with unrealized gains. If the Fund is unable to conduct its redemptions in-kind, the Fund may distribute net investment income and/or capital gains to shareholders.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors. With a starting point of companies with a market capitalization of $1 billion or greater, the Fund may have exposure to large-, mid- and small-capitalization U.S. companies.
The Sub-Adviser will reconstitute the Fund’s investment universe at least annually (e.g., April of each year) following its reevaluation of the Fund’s investment universe. The Fund’s strategy may result in frequent trading resulting in increased transactional costs.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.
Alpha Architect Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). The Fund invests primarily in a diverse group of equity securities issued by U.S. and non-U.S. companies across market sectors, styles (e.g., value or growth), and industry groups or ETFs that provide similar exposure to such companies. The Fund’s investments may include both developed and emerging market countries. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. and non-U.S. companies, including common stocks, depositary receipts evidencing ownership in common stocks, and preferred stocks. The Fund’s investments in depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The Sub-Adviser defines non-U.S. companies as companies headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. The Fund’s investments in other ETFs may be selected for their ability to represent companies of a certain market capitalization, a particular sector (e.g., information technology companies), or a subset of an asset class (e.g., small cap value companies), or based on factors such as their risk adjusted return, alpha, style (e.g., growth or value), or other factors that help the Fund achieve broad exposure across U.S. equities. The Fund’s investments in other ETFs may include ETFs that are affiliated (i.e., that have the same investment adviser or sub-adviser)
The Fund seeks to achieve broad diversification to global equity markets, including exposure to both dividend and non-dividend paying companies. The Fund may also invest in ETFs that invest in dividend-paying stocks to support the Fund’s broad exposure to U.S. equities. The Sub-Adviser monitors the Fund’s portfolio to identify stocks or ETFs expected to pay a dividend in the immediate future and evaluates whether to replace such stocks or ETFs prior to their distribution record date as the Sub-Adviser seeks to maintain the Fund’s broad diversification, while taking advantage of proprietary research that suggests that stocks scheduled to pay a dividend should be avoided just prior to the dividend distribution and for at least 30 days after the dividend distribution. The proprietary research further indicates that the demand for dividend-paying stocks prior to the dividend distribution is generally too high (thus driving stock prices above a company’s fundamentals) and the demand for dividend paying stocks after distribution is generally too low (thus driving stock prices below a company’s fundamentals). The Fund seeks to take advantage of this mismatch in supply and demand in the marketplace. While the Sub-Adviser expects to replace certain stocks or ETFs prior to their distribution record date, the Sub-Adviser may elect not to replace a holding that is scheduled to pay a dividend to maintain the portfolio’s diversification, to avoid the costs associated with replacing a holding, or based on other effects that replacing a security would have on the Fund. While the Fund is expected to have a lower yield than it would if the Sub-Adviser did not replace stocks prior to their distribution record date, there is no guarantee that the Sub-Adviser will be successful in its attempt to minimize the Fund’s taxable income.
The Fund’s investment universe typically starts with publicly traded U.S. and non-U.S. companies that have a market capitalization of $1 billion or greater at the time of purchase and satisfy the Sub-Adviser’s liquidity requirements. The Sub-Adviser generally employs a weighting process that is designed to favor those companies with higher market capitalizations relative to the other companies in the investment universe. Market capitalization is derived by multiplying the number of outstanding shares by the market price of each share. Everything is compared on U.S. dollar terms.
As demonstrated by the security selection process and the annual reevaluation process for the Fund’s investment universe, the Fund is structured similarly to a market capitalization weighted index fund. However, the Sub-Adviser will actively manage the Fund’s portfolio to attempt to avoid owning certain dividend-paying stocks or ETFs just prior to the distribution record date and for at least 30 days after the dividend distribution. The Sub-Adviser will generally monitor the Fund’s portfolio holdings at least monthly and will look to replace certain stocks or ETFs expected to pay a dividend in the immediate future. When such replacement trades occur, the additional capital will be reallocated across the Fund’s remaining holdings that are not expected to pay a dividend in the near future, or the Sub-Adviser may replace the portfolio holding with an investment in ETFs that focus their investments in U.S. or non-U.S. companies or through investments in options that provide exposure to such U.S. or non-U.S. companies. In addition, the Sub-Adviser will look to buy back the sold security approximately 30 to 45 days after the dividend distribution. Investors seeking income should not invest in this Fund. This process seeks to outperform the broad global market while having a secondary effect of potentially reducing year-end distributions. To help reduce, or possibly eliminate, the Fund’s year-end distributions, the Fund intends to conduct most of its redemptions through in-kind transactions of securities with unrealized gains. If the Fund is unable to conduct its redemptions in-kind, the Fund may distribute net investment income and/or capital gains to shareholders.
Although the Fund seeks investments across a broad array of sectors and companies, from time to time, based on market conditions and portfolio positioning, the Fund’s investment strategy may emphasize exposure to particular sectors and/or countries or regions. The Sub-Adviser may, at times, overweight or underweight U.S. companies relative to international companies. This tactical allocation is fully discretionary by the Sub-Adviser. With a starting point of companies with a market capitalization of $1 billion or greater, the Fund may have exposure to large-, mid- and small-capitalization U.S. and non-U.S. companies.
The Fund’s global investments may provide exposure to developed and/or emerging markets.
The Sub-Adviser will reconstitute the Fund’s investment universe at least annually (e.g., April of each year) following its reevaluation of the Fund’s investment universe. The Fund’s strategy may result in frequent trading resulting in increased transactional costs. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in the equity securities of U.S. and non-U.S. companies, including common stocks, depositary receipts evidencing ownership in common stocks, and preferred stocks. The Fund’s investments in depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The Sub-Adviser defines non-U.S.
Alpha Architect 1-3 Year Box ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks investment results that, before fees and expenses, exceed the total return performance of an investment that tracks the 1-3 year sector of the United States Treasury Bill and Note market, as measured by the Solactive US 1-3 Year Treasury Bond Index. To do so, the principal investment strategy of the Fund will be to utilize a series of long and short exchange-listed options combinations called a box spread (“Box Spread”). In order to accomplish its investment goals, the Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.
Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect” and collectively with Arin, the “Sub-Advisers”) will serve as the Sub-Advisers for the Fund. Based on their market analysis, the Sub-Advisers will vary the Fund’s average maturity of the Box Spreads between 1 and 3 years. The Sub-Advisers’ management of the Fund’s box spread investments will dictate the success of the Fund’s strategy (i.e., its ability to exceed the total return performance of the 1-3 year sector of the United States Treasury Bill and Note market). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value. The following diagram depicts the value of the box spread’s payoff at expiration based on no changes in the value of the reference asset. It does not depict the value of the box spread at points in time prior to the expiration of the options.
Buying (or selling) a Box Spread is similar to buying (or selling) a zero-coupon bond. A zero-coupon bond does not pay periodic coupons, but the bond trades at a discount to its face value. The maturity value of a zero-coupon bond is comparable to the difference in the strike prices of the Box Spread. The maturity date of a zero-coupon bond is comparable to the expiration date of the options comprising the Box Spread. When constructing a Box Spread, the strike price of the Synthetic Long will be at a lower strike price than the strike price of the Synthetic Short. When buying or selling a Box Spread, the buyer or seller generally expects the price of the Box Spread to be less than the difference in the strike prices of the Box Spread. A buyer or seller of a Box Spread will earn a profit or loss equal to the difference between the beginning price (price paid to buy or received if sold) and the ending price (expiration value or closing trade price). If the Fund holds the Box Spread until expiration, then its profit or loss will be determined by the difference between the price it paid to buy the Box Spread (or received in the case of selling the Box Spread) and the value of the Box Spread upon expiration.
As an example, a typical Box Spread could include the simultaneous purchase of a call option and sale of a put option (i.e., Synthetic Long) with a strike of $1,000 on the referenced index/asset together with the sale of a call option and purchase of a put option (i.e., Synthetic Short) with a strike of $2,000 on the referenced index/asset where all four of these options share the same expiration date. The expiration or maturity value would be the difference in the strikes or $1,000 in this case. The expected profit earned would equal the difference between the price paid for this Box Spread and its expiration value of $1,000 minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid. The Fund will only purchase Box Spreads where the purchase price (after considering all costs to the Fund for entering such trade) is less than the expiration value.
The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described above).
In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” In the case of a “call option”, the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option”, the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price. Since the Fund trades listed or exchange-traded options, the counterparty to its option positions is the Options Clearing Corporation.
The Sub-Advisers may invest the Fund’s assets in a series of Box Spreads with various expiration dates. The quantity and expiration dates of the Box Spreads held by the Fund will be based on several factors, including the Fund’s asset size, the effective yield for various Box Spread expiration dates available in the marketplace, and the Sub-Advisers’ view of future interest rates. Based upon historical examples of Box Spreads actually traded in the marketplace, the Sub-Advisers expect that there will be market participants willing to sell Box Spreads to the Fund in sufficient quantities to satisfy the objective of the Fund.
The Fund generally invests its assets in a series of Box Spreads such that the weighted average maturity of the Box Spreads based upon expiration dates is between 1 and 3 years. The Fund may sell Box Spreads with a longer or shorter period to expiration in an effort to gain exposure to the forward rate implied by the execution of longer and shorter dated Box Spreads. The Fund expects to trade some or all of the Box Spreads prior to their respective expiration dates, if the Sub-Advisers believe it is advantageous for the Fund to do so. Upon expiration or sale of any Box Spread, the Sub-Advisers may seek to purchase additional Box Spreads at an effective yield and expiration date that offers favorable risk and reward characteristics under current market conditions. The Fund may also invest in cash, cash equivalents, money market funds, or Treasury bills. The Fund’s strategy is expected to result in high portfolio turnover. The return that the Fund expects to earn from Box Spreads will fluctuate but should remain consistent with the market rate for securities within the 1-3 year sector of the United States Treasury Bill and Note Market.
When purchasing or selling a Box Spread, the Fund will primarily use European-style options. European-style options may not be terminated or assigned in advance of the option’s expiration date. This ensures that the synthetic positions created using the Box Spreads are not cancelled prior to its maturity. Options contracts on ETFs are expected to be the preferred investments for substantially all of the Fund’s holdings. For example, the Fund may purchase or sell Box Spreads that use the SPDR® S&P 500® ETF Trust as the reference asset for the options contracts making up a Box Spread.
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. In order to achieve its objective, the Fund will typically purchase a new Box Spread at the time (or shortly thereafter) any existing Box Spread expires or is sold or when the Sub-Advisers believe purchasing a new Box Spread would offer a favorable investment opportunity. The Fund may also sell or “roll” any Box Spread at any time. When rolling a Box Spread, the Fund enters into a trade where it simultaneously closes on each component of an existing Box Spread while opening a new Box Spread position. The Fund may also sell Box Spreads that utilize the same or a different reference assets, strike prices, and expiration dates as Box Spreads owned by the Fund. When selling or rolling a Box Spread, the Fund may incur additional transaction costs than if it waited until such Box Spread expired.
Exchange-traded options on certain indexes are currently taxed under section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”). Pursuant to section 1256 of the Code, profit and loss on transactions in non-equity options, are subject to taxation at a rate equal to 60% long-term and 40% short-term capital gain or loss regardless of the Fund’s holding period. Based on the advice of its accountants, the Fund expects that distributions related to such positions, if any, will be characterized by the Fund as capital gains with these preferential terms. The Fund expects that distributions, if any, related to the Fund’s positions that do not qualify for the preferential treatment under section 1256 are expected to be characterized by the Fund as either short-term capital gain or ordinary income.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Alpha Architect Intermediate-Term Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US 7-10 Year Treasury Bond Index (the “Benchmark”), which is an index designed to track the performance of U.S. 7-10 Year Treasury Bonds.
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the Benchmark. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect” and collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to U.S. 7-10 Year Treasury Bonds (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals, as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to U.S. 7-10 Year Treasury Bonds. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) to obtain this exposure when the Sub-Advisers have determined that doing so would be in the best interests of the shareholders. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to U.S. 7-10 Year Treasury Bonds. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Alpha Architect Long-Term Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US 20+ Year Treasury Bond Index (the “Benchmark”).
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the Benchmark. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect” and collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to U.S. 20+Year Treasury Bonds (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Adviser’s decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals., s well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to U.S. 20+ Year Treasury Bonds. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to U.S. 20+ Year Treasury Bonds. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Alpha Architect Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US Aggregate Bond Index (the “Benchmark”).
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the Benchmark. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect,” collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to the US Aggregate Bond Market (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the U.S. Aggregate Bond Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the U.S. Aggregate Bond Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Alpha Architect Inflation-Protected Securities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive US Treasury Inflation-Linked Bond Index (the “Benchmark”).
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes, which are expected to provide performance that approximates that of the Inflation-Protected Treasury Bond Market. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect”, collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to the Inflation-Protected Treasury Bond Market. (“Representative Investments”). The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals, as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the Inflation-Protected Treasury Bond Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the Inflation-Protected Treasury Bond Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Alpha Architect Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate a total return in excess of the Solactive GPR United States REIT ex timber and mortgage Index (the “Benchmark”), which is an index designed to track the performance of U.S REIT market, excluding timber and mortgage REITs.
To accomplish the Fund’s investment objective, the Fund invests in options on either ETFs or indexes which are expected to provide performance that approximates that of the U.S. Equity Real Estate Investment Trust (REIT) Market. The Fund may use call options or combinations of call and put options (either referred to as “Combos”) on ETFs or indexes such that the combination of these options contracts seeks to outperform the Benchmark. The Fund may invest in either standard exchange traded-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both to gain such exposure. In addition, the Fund may invest directly in one or more ETFs that offer exposure to the Benchmark or offer exposure to another index that invests in substantially similar securities as the Benchmark.
As part of this strategy, Arin Risk Advisors, LLC (“Arin”) and Alpha Architect, LLC (“Alpha Architect,” collectively with Arin, the “Sub-Advisers”), will identify any ETFs or indexes that they believe provide exposure to the U.S. Equity Real Estate Investment Trust (REIT) Market (“Representative Investments”). The Representative Investments may provide the Fund with exposure to timber and/or mortgage REITs. The Sub-Advisers will vary the Fund’s targeted notional exposure (i.e., 80% to 120%) to these Representative Investments through options and Combos on these Representative Investments (exclusive of Box Spreads (defined below)).
The Sub-Advisers have developed proprietary tactical signals that help to inform the Sub-Advisers’ decisions regarding when to and to what extent to adjust the Fund’s targeted notional exposure to the Representative Investments. Examples of these tactical signals would be trend-following methods, such as a moving average rule (i.e., whether prices are above or below their moving average for a period of time), a time-series momentum rule (i.e., how prices have changed over a set period of time), and implied volatility levels relative to empirical volatility levels (i.e., the market’s expectations of future volatility relative to historical volatility). The Sub-Advisers will actively manage the Fund’s notional exposure to the Representative Investments depending, in part, on the results of these tactical signals, as well as market conditions and other factors that the Sub-Advisers may consider relevant from time to time. For example, if price trends are positive, the Sub-Advisers may increase the notional exposure of the Fund to the higher end of the range, while if price trends are negative, the Sub-Advisers may decrease the notional exposure of the Fund to the lower end of the range. The Sub-Advisers will generally manage the Fund’s portfolio to the targeted exposures (i.e., 80% and 120%) but may vary from these targets if the Sub-Advisers believe it is in the best interest of shareholders. By actively managing the Fund’s notional exposure, the Sub-Advisers will attempt to produce returns in excess of the Benchmark.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the U.S. Equity Real Estate Investment Trust (REIT) Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Cash Collateral Management
In managing the Fund to attempt to generate a total return above its Benchmark, the Fund may invest its excess cash and assets (“collateral”), if any, in a box spread (“Box Spread”). A Box Spread is a combination of exchange traded-listed options. The Fund may, at times, purchase the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”) for cash management purposes. The Sub-Advisers believe the 1-3 Month Box ETF may offer the Fund a better return than cash and cash equivalents type investments. The 1-3 Month Box ETF is an affiliated ETF and holds a series of Box Spreads. The 1-3 Month Box ETF may invest in either standard exchange traded-listed options or FLEX Options or a combination of both, to gain exposure to a Box Spread (as described below). A box spread is designed to remove most of the equity and volatility risk through its combination of option contracts. However, box spreads are not free from risk. Specifically, box spreads are exposed to interest rate and liquidity risks. Similar to bonds, as interest rates rise the value of a bond and box spread will fall and when interest rates fall the value of a bond and box spread will rise.
By way of background, a Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on an equity security or an equity index at the same expiration date. The synthetic long consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the synthetic long but using a different strike price (a “Synthetic Short”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the Synthetic Short. The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread.
An important feature of the Box Spread construction process is the elimination of risk tied to underlying market movements associated with the underlying option’s security or equity index. Once the Box Spread is initiated, its return from the initiation date of such Box Spread through its expiration date will generally not change. The Fund anticipates buying, holding, and/or selling multiple Box Spreads, and consequently, the Fund’s anticipated return from Box Spreads will reflect all of its investment activity, as well as changes in market prices and expected interest rates, among other factors, and will vary over time. A box spread has a fixed payoff at expiration (similar to the par value of a bond), which is equal to the difference between the strike prices of the options involved. The present value of this payoff depends on the prevailing interest rates in the same way that interest rates affect the present value of a bond’s par value.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments with direct or indirect exposure to the U.S. Equity Real Estate Investment Trust (REIT) Market. For purposes of determining compliance with the Fund’s 80% investment policy, derivatives generally will be valued based on their notional value. The foregoing policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.